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GQG PARTNERS EMERGING MARKETS EQUITY FUND
GQG Partners Emerging Markets Equity Fund
Investment Objective
The GQG Partners Emerging Markets Equity Fund (the "Fund") seeks long-term capital appreciation.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Investor Shares, Institutional Shares and R6 Shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - GQG PARTNERS EMERGING MARKETS EQUITY FUND		Investor Shares	Institutional Shares	R6 Shares
Management Fees	[1]	0.90%	0.90%	0.90%
Shareholder Servicing Fee		0.19%	none	none
Other Operating Expenses		0.17%	0.17%	0.17%
Other Expenses		0.36%	0.17%	0.17%
Total Annual Fund Operating Expenses		1.26%	1.07%	1.07%
Less Fee Reductions and/or Expense Reimbursements	[2]	(0.09%)	(0.09%)	(0.09%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.17%	0.98%	0.98%
[1]	Management Fees have been restated to reflect current fees.
[2]	GQG Partners LLC (the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, Shareholder Servicing Fees, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, "excluded expenses")) from exceeding 0.98% of the average daily net assets of each of the Fund's share classes until November 30, 2020 (the "contractual expense limit"). In addition, the Adviser may recoup all or a portion of its fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment to the extent that Total Annual Fund Operating Expenses (not including excluded expenses) at the time of the recoupment are below the lower of (i) the contractual expense limit in effect at the time of the fee waiver and/or expense reimbursement and (ii) the contractual expense limit in effect at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund III (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2020.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - GQG PARTNERS EMERGING MARKETS EQUITY FUND - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Shares	119	391	683	1,515
Institutional Shares	100	331	581	1,298
R6 Shares	100	331	581	1,298

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 74% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies. This investment policy may be changed by the Fund upon 60 days' prior written notice to shareholders.

The equity securities in which the Fund invests are primarily publicly traded common stocks. For purposes of the Fund's 80% investment policy, however, equity securities also include depositary receipts (including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs")), which are certificates typically issued by a bank or trust company that represent ownership interests in securities of non-U.S. companies, and participation notes ("P-Notes"), which are derivative instruments designed to replicate equity exposure in certain foreign markets where direct investment is either impossible or difficult due to local investment restrictions. The Fund may invest in initial public offerings ("IPOs") and securities of companies with any market capitalization. The Fund may also invest in A Shares of companies based in the People's Republic of China ("China") that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai – Hong Kong and Shenzhen – Hong Kong Stock Connect programs ("Stock Connect"). Stock Connect is a mutual stock market access program designed to, among other things, enable foreign investments in China.

The Fund considers a company to be an emerging market company if: (i) at least 50% of the company's assets are located in emerging market countries; (ii) at least 50% of the company's revenue is generated in emerging market countries; (iii) the company is organized, conducts its principal operations, or maintains its principal place of business or principal manufacturing facilities in an emerging market country; (iv) the company's securities are traded principally in an emerging market country; or (v) the Adviser otherwise believes that the company's assets are exposed to the economic fortunes and risks of emerging market countries (because, for example, the Adviser believes that the company's growth is dependent on emerging market countries). The Fund considers classifications by the World Bank, the International Finance Corporation, the International Monetary Fund and the Fund's benchmark index provider in determining whether a country is an emerging market country. Emerging market countries generally include every country in the world except the U.S., Canada, Japan, Australia, New Zealand, and most of the countries in Western Europe. From time to time, the Fund may focus its investments in a particular country or geographic region.

In managing the Fund's investments, the Adviser typically pursues a "growth style" of investing through which it seeks to capture market upside while limiting downside risk through a full market cycle, which can be measured from a point in the market cycle (e.g., a peak or trough) to the corresponding point in the next market cycle. The Adviser generates investment ideas from a variety of sources, with a meaningful number of ideas coming from a proprietary screening process that seeks to identify companies based on factors such as rates of return on equity and total capital, use of leverage, and return on invested capital. Those ideas are then subject to rigorous fundamental analysis as the Adviser seeks to identify and invest in companies that it believes reflect higher quality opportunities on a forward looking basis. Specifically, the Adviser seeks to buy companies that it believes are reasonably priced, and have strong fundamental business characteristics, sustainable and durable earnings growth and the ability to outperform peers over a full market cycle and sustain the value of their securities in a market downturn, while the Adviser seeks to avoid investments in companies that it believes have low profit margins or unwarranted leverage.

The Adviser may sell a company if the Adviser believes that the company's long-term competitive advantage or relative earnings growth prospects have deteriorated, or the Adviser has otherwise lost conviction that the company reflects a higher quality opportunity than other available investments on a forward looking basis. The Adviser also may sell a company if the company has met its price target or is involved in a business combination, if the Adviser identifies a more attractive investment opportunity, or the Adviser wishes to reduce the Fund's exposure to the company or a particular country or geographic region.

The Fund is classified as "non-diversified," which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Active Management Risk – The Fund is subject to the risk that the Adviser's judgments about the attractiveness, value, or potential appreciation of the Fund's investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Large Capitalization Company Risk – The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Market Risk – The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Investment Style Risk – The Fund pursues a "growth style" of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes will have above-average rates of relative earnings growth and which, therefore, may experience above-average increases in stock prices. Over time, a relative growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through depositary receipts and P-Notes, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Offerings of securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the "SEC") and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund's portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Markets Securities Risk – The Fund's investments in emerging markets securities, including A Shares of Chinese companies purchased through Stock Connect, are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are more concentrated and less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. In certain emerging markets, governments have historically exercised substantial control over the economy through administrative regulation and/or state ownership. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Foreign Currency Risk – As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected.

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Depositary Receipts Risk – Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based. Certain of the depositary receipts in which the Fund invests may be unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Stock Connect Investing Risk – Trading through Stock Connect is subject to a number of restrictions that may affect the Fund's investments and returns, including a daily quota that limits the maximum net purchases under Stock Connect each day. In addition, investments made through Stock Connect are subject to relatively untested trading, clearance and settlement procedures. Moreover, A Shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect. The Fund's investments in A Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in A Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect operates only on days when both the China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, the Fund may be subject to the risk of price fluctuations of A Shares when Stock Connect is not trading.

Small- and Mid-Capitalization Company Risk – The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Participation Notes Risk – The return on a P-Note is linked to the performance of the issuers of the underlying securities. The performance of P-Notes will not replicate exactly the performance of the issuers that they seek to replicate due to transaction costs and other expenses. P-Notes are subject to counterparty risk since the notes constitute general unsecured contractual obligations of the financial institutions issuing the notes, and the Fund is relying on the creditworthiness of such institutions and has no rights under the notes against the issuers of the underlying securities. In addition, P-Notes are subject to liquidity risk, which is described elsewhere in this section.

Large Purchase and Redemption Risk – Large purchases or redemptions of the Fund's shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund's portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund's performance and have adverse tax consequences for Fund shareholders.

Liquidity Risk – Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

IPO Risk – The market value of shares issued in an IPO may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company's business model, quality of management, earnings growth potential, and other criteria used to evaluate its investment prospects. Accordingly, investments in IPO shares involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in IPO shares may also involve high transaction costs, and are subject to market risk and liquidity risk, which are described elsewhere in this section.

Non-Diversification Risk – The Fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Institutional Shares performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.gqgpartners.com or by calling toll-free to 866-362-8333.

BEST QUARTER	WORST QUARTER
9.75%	(9.63)%
9/30/2017	6/30/2018

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Shares from 1/1/19 to 9/30/19 was 14.08%.

Average Annual Total Returns for Periods Ended December 31, 2018

This table compares the Fund's average annual total returns for the periods ended December 31, 2018 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). After tax returns are shown for Institutional Shares only. After tax returns for Investor Shares and R6 Shares will vary.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns - GQG PARTNERS EMERGING MARKETS EQUITY FUND	Label	1 Year	Since Inception	Inception Date
Investor Shares	Fund Returns Before Taxes	(14.92%)	6.16%	Dec. 28, 2016
Institutional Shares	Fund Returns Before Taxes	(14.70%)	6.46%	Dec. 28, 2016
Institutional Shares | After Taxes on Distributions	Fund Returns After Taxes on Distributions	(14.78%)	6.39%	Dec. 28, 2016
Institutional Shares | After Taxes on Distributions and Sales	Fund Returns After Taxes on Distributions and Sale of Fund Shares	(9.09%)	5.24%	Dec. 28, 2016
R6 Shares	Fund Returns Before Taxes	(14.70%)	6.46%	Dec. 28, 2016
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	(14.58%)	8.96%	Dec. 28, 2016